Redeemable Non-Controlling Interest (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Redeemable Non-Controlling Interest [Line Items]
Redeemable non-controlling interest (in Dollars)
Minimum [Member]
Redeemable Non-Controlling Interest [Line Items]
Redeemable non-controlling interest of percentage		2.87%
Maximum [Member]
Redeemable Non-Controlling Interest [Line Items]
Redeemable non-controlling interest of percentage		2.27%